Cash Generated by Operations	12 Months Ended
Jun. 30, 2022
Cash Generated By Operations [Abstract]
Cash Generated by Operations	Cash generated by operations

	SA Rand
Figures in million	2022	2021	2020
Reconciliation of profit/(loss) before taxation to cash generated by operations
Profit/(loss) before taxation	(1 058)	6 382	(595)
Adjustments for:
Amortisation and depreciation	3 683	3 877	3 508
Impairment of assets	4 433	1 124	—
Share-based payments	145	160	180
Net decrease in provision for post-retirement benefits	(14)	(13)	(12)
Net increase in provision for environmental rehabilitation	71	135	—
Profit on sale of property, plant and equipment	(24)	(11)	(2)
Loss on scrapping of property, plant and equipment	7	161	62
Profit from associates	(63)	(83)	(94)
Investment income	(352)	(244)	(375)
ARM BBEE day one expense	—	(87)	—
Finance costs	718	661	661
Inventory revaluation adjustments	21	69	(70)
Foreign exchange translation difference	338	(810)	989
Non-cash portion of (gains)/losses on derivatives	252	(1 204)	1 382
Day one loss amortisation	(49)	(47)	40
Streaming contract revenue	(471)	(397)	—
Silicosis settlement provision – net	(86)	(90)	(119)
Gain on bargain purchase	—	(303)	—
Contingent consideration remeasurement	(61)	(127)	—
Provision for obsolete stock	82	10	7
Increase in gold in lock-up	(71)	(17)	(4)
Loss allowance	22	47	63
Other non-cash adjustments	14	(43)	(42)
Effect of changes in operating working capital items
(Increase)/decrease in Receivables	21	(339)	(349)
Increase in Inventories	(232)	(37)	(150)
Increase/(decrease) in Payables	52	967	(49)
Cash generated by operations	7 378	9 741	5 031
34    Cash generated by operations continued
Additional cash flow information
The income and mining taxes paid in the statement of cash flow represents actual cash paid less refunds received. Investment income from restricted investments is considered non-cash for the purposes of the cash flow statement. Included in investment income is interest earned from restricted investments of R185 million (2021: R174 million) (2020: R163 million).

At 30 June 2022, R7 254 million (2021: R4 254 million) (2020: R1 336 million) of borrowing facilities had not been drawn and are therefore available for future operational activities and future capital commitments. Refer to note 32.

(a)    Principal non-cash transactions
Share-based payments (refer to note 36).

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